Organization and Business (Details) - Schedule of provision of digital marketing consultation services	12 Months Ended
Dec. 31, 2021
Entrepreneurship World Technology Holding Group Company Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place/date of incorporation	Hong Kong/May 15, 2019
Principal activities	Provision of consulting and promotional services
Xian Yunchuang Space Information Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place/date of incorporation	The People’s Republic of China (“PRC”)/October 18, 2019
Principal activities	Provision of digital marketing consultation services
Xian Yunchuang Space Information Technology Co., Ltd, BaiYin Branch [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place/date of incorporation	PRC/May 7, 2020
Principal activities	Provision of digital marketing consultation services